Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	19.46%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		3.36%
Accounts receivable (in Dollars)		$ 730,067
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		10.98%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		29.01%
Accounts receivable (in Dollars)		$ 6,305,357
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier One [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	29.16%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	13.51%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	10.61%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	35.44%	51.53%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage	29.66%	13.75%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		10.83%
Supplier Concentration Risk [Member] | Raw Materials [Member] | Supplier One [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		24.81%
Supplier Concentration Risk [Member] | Raw Materials [Member] | Suppliers [Member]
Customer and Supplier Concentrations Details [Line Items]
Concentration risk percentage		12.27%